Related party transactions - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes (Details) - Key management personnel of entity or parent - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share option plans
RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
At 1 January	£ 0	£ 0	£ 0
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	0	0	0
Exercised/lapsed (includes entitlements of former key management personnel)	0	0	0
At 31 December	0	0	0
Share plans
RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
At 1 January	72	74	117
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	27	29	19
Exercised/lapsed (includes entitlements of former key management personnel)	(44)	(31)	(62)
At 31 December	£ 55	£ 72	£ 74